INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Changes in intangible assets other than goodwill [abstract]
Opening book amount	$ 98,000	$ 88,521
Additions including adjustments arising as a result of a change in estimates	39,400	1,354
Amortization charge	(1,819)	(677)
Translation differences	(2,417)	730
Closing net book amount	133,164	89,928
Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	149,243	103,595
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(16,079)	(13,667)
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	78,071	69,554
Additions including adjustments arising as a result of a change in estimates	33,782	392
Amortization charge	(38)	0
Translation differences	(2,257)	672
Closing net book amount	109,558	70,618
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	116,342	77,332
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(6,784)	(6,714)
GOODWILL
Changes in intangible assets other than goodwill [abstract]
Opening book amount		10,800
Translation differences	0	0
Closing net book amount	10,800	10,800
GOODWILL | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	10,800	10,800
CUSTOMER CONTRACTS AND CUSTOMER BASES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	4,964	5,137
Additions including adjustments arising as a result of a change in estimates	4,274
Amortization charge	(1,065)	(282)
Translation differences	(38)	39
Closing net book amount	8,135	4,894
CUSTOMER CONTRACTS AND CUSTOMER BASES | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	11,765	7,269
CUSTOMER CONTRACTS AND CUSTOMER BASES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(3,630)	(2,375)
CONTENT ASSETS
Changes in intangible assets other than goodwill [abstract]
Opening book amount	0	0
Additions including adjustments arising as a result of a change in estimates	255	0
Amortization charge	(127)	0
Translation differences	5	0
Closing net book amount	133	0
CONTENT ASSETS | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	3,797	3,542
CONTENT ASSETS | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(3,664)	(3,542)
INTERNALLY DEVELOPED INTANGIBLES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	4,165	3,030
Additions including adjustments arising as a result of a change in estimates	1,089	962
Amortization charge	(589)	(395)
Translation differences	(127)	19
Closing net book amount	4,538	3,616
INTERNALLY DEVELOPED INTANGIBLES | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	6,539	4,652
INTERNALLY DEVELOPED INTANGIBLES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	$ (2,001)	$ (1,036)